INCOME TAX BENEFIT/(EXPENSE) - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of income tax expense (benefit)
Profit before income tax		¥ 3,006,216	¥ 1,625,545	¥ 121,941
Tax expense calculated at the statutory tax rate of 25% (2016: 25%)		751,554	406,386	30,485
Preferential income tax rates applicable to certain branches and subsidiaries		(287,081)	(3,322)	21,442
Impact of change in income tax rate		98,150	5,945	4,538
Tax losses with no deferred tax assets recognized		296,728	267,288	445,056
Deductible temporary differences with no deferred tax assets recognized		363,809	78,644	241,812
Utilisation of previously unrecognized tax losses and deductible temporary differences		(258,232)	(203,423)	(358,106)
Tax incentive in relation to deduction of certain expenses		(43,846)	(3,769)	(2,502)
Non-taxable income		(126,101)	(89,602)	(149,613)
Expenses not deductible for tax purposes		49,636	80,014	30,280
Write-off of unrecoverable deferred tax assets previously recognized		49,808	3,315	76,775
Unrecognized taxable temporary differences relating to equity investments				(351,846)
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized		(274,726)	(117,513)	(238,728)
True-up adjustments in respect of prior year's annual income tax filings and others		22,568	(19,791)	24,446
Income tax expense	$ 98,715	¥ 642,267	¥ 404,172	¥ (225,961)
Effective tax rate	21.00%	21.00%	25.00%	185.00%
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Associates
Reconciliation of income tax expense (benefit)
Income tax expense		¥ 86,000	¥ 64,000	¥ 41,000
Joint ventures
Reconciliation of income tax expense (benefit)
Income tax expense		¥ 11,000	¥ 22,000	¥ 21,000